Hedge accounting (Detail 8) - FX swaps / forwards $ in Billions	Dec. 31, 2018 USD ($) [1]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	$ 11
Cash outflows	11
Net cash flows	0
On demand
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	0
Due within 1 month
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	9
Cash outflows	9
Net cash flows	0
Due between 1 and 3 months
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	2
Cash outflows	2
Net cash flows	0
Due between 3 and 12 months
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	0
Due between 1 and 5 years
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	0
Due after 5 years
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	0
UBS AG
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	11
Cash outflows	11
Net cash flows	0
UBS AG | On demand
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	0
UBS AG | Due within 1 month
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	9
Cash outflows	9
Net cash flows	0
UBS AG | Due between 1 and 3 months
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	2
Cash outflows	2
Net cash flows	0
UBS AG | Due between 3 and 12 months
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	0
UBS AG | Due between 1 and 5 years
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	0
UBS AG | Due after 5 years
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	$ 0

[1]
Undiscounted cash inflows and cash outflows of interest rate swaps as of 31 December 2018 were not material as the majority of interest rate swaps designated in hedge accounting relationships are legally settled on a daily basis.